Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
Schedule of minimum estimated commitment under purchase contracts	The minimum estimated commitment under these contracts, except as noted below, is as follows: As at December 31, 2025

2026	2027	2028	2029	2030	Thereafter
$387,064	$288,525	$259,758	$221,703	$191,566	$666,023

Schedule of contractual obligations
The Company has future minimum payments relating primarily to short-term vessel charters, terminal facilities, and other commitments that are not leases, as follows:

As at December 31, 2025

2026	2027	2028	2029	2030	Thereafter
$99,454	$22,412	$18,417	$17,613	$1,639	$2,309